Proposed Business Combination (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Combinations [Abstract]
Outstanding membership interest rate	100.00%	100.00%
Purchase price amount	$ 100,000,000	$ 100,000,000
Cash consideration	$ 15,000,000	$ 15,000,000
Common stock shares (in Shares)	2,000,000	2,000,000